Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Jul. 01, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 68,660		$ 35,467
Shannon Systems
Business Acquisition [Line Items]
Cash and cash equivalents		$ 1,903
Accounts receivable, net		946
Inventories		2,624
Other current assets		289
Property and equipment		71
Goodwill		33,204
Identifiable intangible assets		8,381
Accounts payable		(644)
Accrued expenses and other current liabilities		(1,209)
Net assets acquired		$ 45,565